File Nos. 2-91369, 811-04041

As filed with the Securities and Exchange Commission on July 13, 2018

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 69	☒

(Check appropriate box or boxes)

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

1600 Summer Street

Stamford, Connecticut 06905

(800) 242-0134

(Registrant’s Exact Name, Address and Telephone Number)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, DC 20001

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☒	on August 1, 2018 Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until August 1, 2018, the effectiveness of Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A as it relates to the State Street Total Return V.I.S. Fund, which was filed pursuant to Rule 485(a) under the Securities Act on May 16, 2018 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 13th day of July, 2018.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. La Porta	President (Principal Executive Officer) and Director	July 13, 2018
Jeanne M. La Porta

/s/ John R. Costantino	Chairman of the Board	July 13, 2018
John R. Costantino*

/s/ R. Sheldon Johnson	Director	July 13, 2018
R. Sheldon Johnson*

/s/ Donna M. Rapaccioli	Director	July 13, 2018
Donna M. Rapaccioli*

/s/ Arthur A. Jensen	Treasurer (Principal Financial Officer)	July 13, 2018
Arthur A. Jensen

/s/ Jesse D. Hallee
Jesse D. Hallee

*	Signatures affixed by Jesse D. Hallee pursuant to a power of attorney dated March 7, 2017.